SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 31 - SUBSEQUENT EVENTS

On January 15, 2025, the company issued the following options to the following individuals:  (1) 25,000 options to Lin Dood; (2) 1,000,000 options to Patrick Doody; (3) 4,000,000 options to James Robinson; and (4) 3,000,000 options to Paul Averback.